Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.1%
Ambev SA	299,265	$1,341,738
Atacadao SA	26,400	156,131
B2W Cia. Digital(a)	8,800	70,591
B3 SA - Brasil, Bolsa, Balcao	132,069	1,233,845
Banco Bradesco SA	79,227	660,831
Banco BTG Pactual SA	8,800	105,054
Banco do Brasil SA	52,889	700,566
Banco Santander Brasil SA	26,400	308,216
BB Seguridade Participacoes SA	44,000	335,418
BR Malls Participacoes SA	55,518	181,684
BRF SA(a)	35,200	249,091
CCR SA	79,200	270,515
Centrais Eletricas Brasileiras SA	17,600	154,715
Cia. de Saneamento Basico do Estado de Sao Paulo	17,600	198,778
Cia. Siderurgica Nacional SA	44,000	185,919
Cielo SA	79,221	135,597
Cosan SA	8,800	105,976
Embraer SA	44,000	213,008
Energisa SA	8,800	101,187
Engie Brasil Energia SA	11,125	131,645
Equatorial Energia SA	8,800	193,675
Hypera SA	26,400	203,814
IRB Brasil Resseguros S/A	8,800	229,037
JBS SA	70,452	393,440
Klabin SA	44,000	174,791
Kroton Educacional SA	96,864	255,869
Localiza Rent a Car SA	35,279	342,840
Lojas Renner SA	48,716	548,092
M. Dias Branco SA	8,800	86,979
Magazine Luiza SA	8,825	441,881
Multiplan Empreendimentos Imobiliarios SA	17,630	111,876
Natura Cosmeticos SA	17,600	269,683
Notre Dame Intermedica Participacoes SA	17,600	184,345
Petrobras Distribuidora SA	26,400	172,318
Petroleo Brasileiro SA	176,000	1,269,283
Porto Seguro SA	8,800	119,150
Raia Drogasil SA	17,650	313,014
Rumo SA(a)	70,400	348,187
Sul America SA	17,689	157,757
Suzano SA	38,215	313,187
TIM Participacoes SA	61,669	173,298
Ultrapar Participacoes SA	52,800	278,945
Vale SA	202,429	2,533,982
WEG SA	60,472	294,296

		16,250,244

China — 59.4%
3SBio Inc.(b)	88,000	143,439
51job Inc., ADR(a)	1,672	117,625
58.com Inc., ADR(a)	6,248	356,323
AAC Technologies Holdings Inc	58,000	308,473
Agricultural Bank of China Ltd., Class A	237,600	126,114
Agricultural Bank of China Ltd., Class H	1,672,000	716,521
Air China Ltd., Class H	176,000	163,193
Alibaba Group Holding Ltd., ADR(a)(c)	91,608	13,673,410
Alibaba Health Information Technology Ltd.(a)	254,000	240,700
Alibaba Pictures Group Ltd.(a)	880,000	182,946
Aluminum Corp. of China Ltd., Class H(a)	352,000	126,603
Angang Steel Co. Ltd., Class A	79,200	58,145

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class A	8,800	$50,199
Anhui Conch Cement Co. Ltd., Class H	88,000	514,046
ANTA Sports Products Ltd.	88,040	538,983
Anxin Trust Co. Ltd., Class A(a)	17,600	13,073
Autohome Inc., ADR(a)	3,960	340,164
AviChina Industry & Technology Co. Ltd., Class H	176,000	99,891
BAIC Motor Corp. Ltd., Class H(b)	132,000	81,652
Baidu Inc., ADR(a)	18,392	2,023,120
Bank of Beijing Co. Ltd., Class A	88,000	73,617
Bank of China Ltd., Class A	114,400	64,022
Bank of China Ltd., Class H	5,016,000	2,079,191
Bank of Communications Co. Ltd., Class A	140,800	121,037
Bank of Communications Co. Ltd., Class H	616,200	482,551
Bank of Ningbo Co. Ltd., Class A	26,400	88,341
Bank of Shanghai Co. Ltd., Class A	26,400	42,876
Baoshan Iron & Steel Co. Ltd., Class A	44,000	39,982
Baozun Inc., ADR(a)(c)	2,464	96,663
BBMG Corp., Class H	264,000	79,801
Beijing Capital International Airport Co. Ltd., Class H	176,000	148,826
Beijing Enterprises Holdings Ltd.	44,000	221,107
Beijing Enterprises Water Group Ltd.	352,000	187,211
BOC Aviation Ltd.(b)	17,600	146,694
BOE Technology Group Co. Ltd., Class A	79,200	39,296
Brilliance China Automotive Holdings Ltd.	176,000	179,130
BYD Co. Ltd., Class H	44,000	257,584
BYD Electronic International Co. Ltd.	44,000	57,914
CGN Power Co. Ltd., Class H(b)	528,000	145,459
China Agri-Industries Holdings Ltd.	176,000	53,200
China Aoyuan Group Ltd.	88,000	95,065
China Cinda Asset Management Co. Ltd., Class H	616,000	142,990
China CITIC Bank Corp. Ltd., Class H	616,000	349,618
China Coal Energy Co. Ltd., Class H	176,000	71,832
China Communications Construction Co. Ltd., Class H	264,000	234,688
China Communications Services Corp. Ltd., Class H	176,800	132,365
China Conch Venture Holdings Ltd.	88,000	285,643
China Construction Bank Corp., Class A	35,200	35,438
China Construction Bank Corp., Class H	6,160,370	4,871,379
China Ding Yi Feng Holdings Ltd.(a)(d)	56,000	1,214
China Eastern Airlines Corp. Ltd., Class A	70,400	60,823
China Everbright Bank Co. Ltd., Class A	88,000	48,740
China Everbright Bank Co. Ltd., Class H	176,000	79,464
China Everbright International Ltd.	264,000	249,840
China Evergrande Group	88,000	234,014
China First Capital Group Ltd.(a)	176,000	53,874
China Galaxy Securities Co. Ltd., Class H	220,000	118,129
China Gas Holdings Ltd.	123,200	395,972
China Grand Automotive Services Group Co. Ltd., Class A	26,400	16,678
China Hongqiao Group Ltd.	132,000	95,458
China Huarong Asset Management Co. Ltd., Class H(b)	704,000	119,420
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	131
China International Capital Corp. Ltd., Class H(b)	70,400	127,860
China Jinmao Holdings Group Ltd.	352,000	203,374
China Life Insurance Co. Ltd., Class H	440,000	1,021,357
China Literature Ltd.(a)(b)(c)	17,600	67,791
China Longyuan Power Group Corp. Ltd., Class H	176,000	111,115
China Medical System Holdings Ltd.	92,000	80,964
China Mengniu Dairy Co. Ltd.	176,000	643,118
China Merchants Bank Co. Ltd., Class A	44,000	217,108
China Merchants Bank Co. Ltd., Class H	264,456	1,273,280

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Merchants Port Holdings Co. Ltd.	86,000	$150,489
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	17,600	55,137
China Minsheng Banking Corp. Ltd., Class A	140,800	124,083
China Minsheng Banking Corp. Ltd., Class H	484,000	351,863
China Mobile Ltd.	396,000	3,457,181
China Molybdenum Co. Ltd., Class H	264,000	82,831
China National Building Material Co. Ltd., Class H	222,000	170,735
China National Nuclear Power Co. Ltd., Class A	79,200	63,057
China Oilfield Services Ltd., Class H	176,000	157,356
China Overseas Land & Investment Ltd.	272,800	946,383
China Pacific Insurance Group Co. Ltd., Class A	17,600	87,376
China Pacific Insurance Group Co. Ltd., Class H	158,400	585,877
China Petroleum & Chemical Corp., Class A	79,200	62,029
China Petroleum & Chemical Corp., Class H	1,584,600	1,054,979
China Power International Development Ltd.	264,000	68,352
China Railway Construction Corp. Ltd., Class H	144,000	168,417
China Railway Group Ltd., Class H	264,000	197,313
China Railway Signal & Communication Corp. Ltd., Class H(b)	92,000	60,547
China Reinsurance Group Corp., Class H	440,000	80,249
China Resources Beer Holdings Co. Ltd.	98,000	428,720
China Resources Cement Holdings Ltd.	176,000	152,642
China Resources Gas Group Ltd.	73,000	349,612
China Resources Land Ltd.	176,444	717,879
China Resources Pharmaceutical Group Ltd.(b)	88,000	114,931
China Resources Power Holdings Co. Ltd.	176,200	256,641
China Shenhua Energy Co. Ltd., Class H	220,000	451,754
China Shipbuilding Industry Co. Ltd., Class A	96,800	71,625
China Southern Airlines Co. Ltd., Class H	176,000	113,135
China State Construction Engineering Corp. Ltd., Class A	114,400	92,567
China State Construction International Holdings Ltd.	176,000	180,253
China Taiping Insurance Holdings Co. Ltd.	105,640	271,492
China Telecom Corp. Ltd., Class H	880,000	442,214
China Tower Corp. Ltd., Class H(b)	2,640,000	592,612
China Traditional Chinese Medicine Holdings Co. Ltd.	176,000	92,932
China Unicom Hong Kong Ltd.	395,900	417,585
China United Network Communications Ltd., Class A	70,400	60,214
China Vanke Co. Ltd., Class A	26,301	101,287
China Vanke Co. Ltd., Class H	88,001	311,461
China Yangtze Power Co. Ltd., Class A	35,256	90,058
China Zhongwang Holdings Ltd.	140,800	67,163
Chongqing Rural Commercial Bank Co. Ltd., Class H	176,000	90,014
CIFI Holdings Group Co. Ltd.	176,000	105,278
CITIC Ltd.	352,000	477,681
CITIC Securities Co. Ltd., Class A	35,200	102,201
CITIC Securities Co. Ltd., Class H	132,000	240,412
CNOOC Ltd.	1,144,000	1,864,706
COSCO SHIPPING Development Co. Ltd., Class A(a)	140,800	57,878
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	176,000	92,034
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	61,600	42,470
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	132,000	48,655
COSCO SHIPPING Ports Ltd.	176,000	171,049
Country Garden Holdings Co. Ltd.	528,046	713,890
Country Garden Services Holdings Co. Ltd.	92,000	188,681
CRRC Corp. Ltd., Class A	79,200	90,359
CRRC Corp. Ltd., Class H	264,400	226,613
CSPC Pharmaceutical Group Ltd.	352,000	567,470

Security	Shares	Value

China (continued)
Ctrip.com International Ltd., ADR(a)	27,192	$939,756
Dali Foods Group Co. Ltd.(b)	132,000	94,447
Daqin Railway Co. Ltd., Class A	35,200	42,444
Datang International Power Generation Co. Ltd., Class H	176,000	43,997
Dongfeng Motor Group Co. Ltd., Class H	176,000	145,010
ENN Energy Holdings Ltd.	52,800	474,763
Everbright Securities Co. Ltd., Class A	26,497	42,613
Far East Horizon Ltd.	176,000	187,436
Focus Media Information Technology Co. Ltd., Class A	47,239	37,883
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,800	127,180
Fosun International Ltd.	176,000	227,168
Founder Securities Co. Ltd., Class A	17,699	18,304
Fullshare Holdings Ltd.(a)(c)	525,000	48,881
Future Land Development Holdings Ltd.	176,000	191,925
Fuyao Glass Industry Group Co. Ltd., Class H(b)	35,200	105,054
GDS Holdings Ltd., ADR(a)(c)	4,136	134,379
Geely Automobile Holdings Ltd.	264,000	433,010
GF Securities Co. Ltd., Class H	105,600	120,408
GOME Retail Holdings Ltd.(a)(c)	792,400	77,820
Great Wall Motor Co. Ltd., Class H	220,000	159,938
Gree Electric Appliances Inc. of Zhuhai, Class A	8,800	66,395
Guangdong Investment Ltd.	176,000	346,139
Guangzhou Automobile Group Co. Ltd., Class H	182,235	175,714
Guangzhou R&F Properties Co. Ltd., Class H	70,400	133,248
Guotai Junan Securities Co. Ltd., Class A	44,000	101,985
Guotai Junan Securities Co. Ltd., Class H(b)	35,200	60,069
Haier Electronics Group Co. Ltd.	108,000	275,215
Haitong Securities Co. Ltd., Class H	211,200	216,573
Hanergy Thin Film Power Group Ltd.(a)(d)	7,709	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	26,400	94,586
Hengan International Group Co. Ltd.	44,000	322,681
HengTen Networks Group Ltd.(a)	1,408,000	34,838
Huadian Power International Corp. Ltd., Class A	70,400	39,804
Huaneng Power International Inc., Class H	352,000	221,780
Huaneng Renewables Corp. Ltd., Class H	352,000	95,177
Huatai Securities Co. Ltd., Class A	17,600	47,293
Huatai Securities Co. Ltd., Class H(b)	105,600	167,278
Huayu Automotive Systems Co. Ltd., Class A	9,499	27,511
Huazhu Group Ltd., ADR	8,800	269,280
Hubei Biocause Pharmaceutical Co. Ltd., Class A	61,600	56,419
Hubei Energy Group Co. Ltd., Class A	88,000	51,786
Hutchison China MediTech Ltd., ADR(a)(c)	3,696	102,047
Industrial & Commercial Bank of China Ltd., Class A	158,400	128,170
Industrial & Commercial Bank of China Ltd., Class H	4,136,050	2,954,114
Industrial Bank Co. Ltd., Class A	61,600	156,107
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	17,600	76,181
Inner Mongolia Yitai Coal Co. Ltd., Class B	70,400	77,088
iQIYI Inc., ADR(a)(c)	7,832	142,777
JD.com Inc., ADR(a)	48,136	1,239,983
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,800	78,897
Jiangxi Copper Co. Ltd., Class H	88,000	109,880
Kaisa Group Holdings Ltd.	176,000	73,179
Kangmei Pharmaceutical Co. Ltd., Class A	8,800	5,318
Kingboard Holdings Ltd.	44,000	115,604
Kingboard Laminates Holdings Ltd.	88,000	75,087
Kingdee International Software Group Co. Ltd.	88,000	97,983
Kingsoft Corp. Ltd.(a)	88,000	242,432
Kunlun Energy Co. Ltd.	176,000	162,070
Kweichow Moutai Co. Ltd., Class A	2,800	359,433
KWG Group Holdings Ltd.	88,000	88,331

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lee & Man Paper Manufacturing Ltd.	88,000	$57,241
Legend Holdings Corp., Class H(b)	26,400	63,706
Lenovo Group Ltd.	528,000	367,015
Li Ning Co. Ltd.(a)	132,000	218,526
Logan Property Holdings Co. Ltd.	176,000	259,941
Longfor Group Holdings Ltd.	88,000	322,681
Luxshare Precision Industry Co. Ltd., Class A	12,370	38,289
Luye Pharma Group Ltd.(b)	88,000	66,220
Maanshan Iron & Steel Co. Ltd., Class H	176,000	74,974
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	11,378	21,925
Meitu Inc.(a)(b)(c)	132,000	44,614
Meituan Dianping, Class B(a)	61,600	475,717
Metallurgical Corp. of China Ltd., Class A	140,800	60,925
Metallurgical Corp. of China Ltd., Class H	168,000	44,783
Midea Group Co. Ltd., Class A	10,000	71,540
Momo Inc., ADR	9,680	266,878
NetEase Inc., ADR	4,488	1,115,762
New China Life Insurance Co. Ltd., Class H	52,800	245,126
New Hope Liuhe Co. Ltd., Class A	17,600	52,294
New Oriental Education & Technology Group Inc., ADR(a)	9,416	806,480
Nexteer Automotive Group Ltd.	88,000	107,748
Nine Dragons Paper Holdings Ltd.	88,000	70,148
NIO Inc., ADR(a)(c)	43,296	132,053
Noah Holdings Ltd., ADR(a)	1,760	67,320
People’s Insurance Co. Group of China Ltd. (The), Class H	528,000	207,414
PetroChina Co. Ltd., Class A	26,400	27,226
PetroChina Co. Ltd., Class H	1,232,000	688,237
PICC Property & Casualty Co. Ltd., Class H	352,322	380,607
Pinduoduo Inc., ADR(a)	12,760	247,799
Ping An Bank Co. Ltd., Class A	52,800	92,758
Ping An Insurance Group Co. of China Ltd., Class A	26,400	300,816
Ping An Insurance Group Co. of China Ltd., Class H	352,000	3,887,891
Poly Developments and Holdings Group Co. Ltd., Class A	26,400	46,303
Postal Savings Bank of China Co. Ltd., Class H(b)	528,000	315,835
Qingdao Haier Co. Ltd., Class A	17,679	40,544
SAIC Motor Corp. Ltd., Class A	17,600	60,798
Sanan Optoelectronics Co. Ltd., Class A	26,494	40,965
SDIC Power Holdings Co. Ltd., Class A	44,099	50,058
Semiconductor Manufacturing International Corp.(a)(c)	220,200	264,839
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	160,050
Shanghai 2345 Network Holding Group Co. Ltd., Class A	35,250	25,828
Shanghai Electric Group Co. Ltd., Class A	79,200	60,772
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	47,500	139,643
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	84,576	98,362
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	61,600	121,620
Shanghai Pudong Development Bank Co. Ltd., Class A	61,600	98,888
Shenergy Co. Ltd., Class A	46,400	39,620
Shenwan Hongyuan Group Co. Ltd., Class A	88,099	59,977
Shenzhen Energy Group Co. Ltd., Class A	52,800	45,313
Shenzhen International Holdings Ltd.	44,000	77,331
Shenzhen Investment Ltd.	176,000	64,873
Shenzhou International Group Holdings Ltd.	44,000	518,816
Shimao Property Holdings Ltd.	88,000	251,972
Shui On Land Ltd.	220,000	49,945

Security	Shares	Value

China (continued)
Sichuan Chuantou Energy Co. Ltd., Class A	46,400	$60,299
Sihuan Pharmaceutical Holdings Group Ltd.	264,000	59,261
SINA Corp./China(a)	3,696	148,801
Sino Biopharmaceutical Ltd.	440,000	443,897
Sino-Ocean Group Holding Ltd.	220,000	87,825
Sinopec Engineering Group Co. Ltd., Class H	88,000	71,607
Sinopec Shanghai Petrochemical Co. Ltd., Class H	177,000	77,206
Sinopharm Group Co. Ltd., Class H	70,400	264,430
Sinotrans Ltd., Class H	176,000	64,649
Sinotruk Hong Kong Ltd.	44,000	83,392
SOHO China Ltd.	132,000	41,247
SSY Group Ltd.	176,000	139,847
Sun Art Retail Group Ltd.	176,000	153,540
Sunac China Holdings Ltd.	176,000	758,722
Suning.com Co. Ltd., Class A	26,400	41,276
Sunny Optical Technology Group Co. Ltd.	44,000	375,152
TAL Education Group, ADR(a)	23,496	808,497
Tencent Holdings Ltd.	369,600	15,367,493
Tencent Music Entertainment Group, ADR(a)(c)	6,600	87,384
Tingyi Cayman Islands Holding Corp.	176,000	285,980
Tongwei Co. Ltd., Class A	9,495	21,090
Towngas China Co. Ltd.	88,000	66,332
TravelSky Technology Ltd., Class H	88,000	182,273
Tsingtao Brewery Co. Ltd., Class H	24,000	145,857
Uni-President China Holdings Ltd.	88,000	93,493
Vipshop Holdings Ltd., ADR(a)	26,928	203,037
Want Want China Holdings Ltd.	352,000	250,962
Wanxiang Qianchao Co. Ltd., Class A	52,827	45,336
Weibo Corp., ADR(a)(c)	3,520	146,150
Weichai Power Co. Ltd., Class H	88,100	133,939
Wens Foodstuffs Group Co. Ltd., Class A	17,600	100,018
Wuliangye Yibin Co. Ltd., Class A	8,800	128,513
WuXi AppTec Co. Ltd., Class H(a)(b)	8,800	96,356
Wuxi Biologics Cayman Inc.(a)(b)	44,000	415,838
Xiaomi Corp., Class B(a)(b)	228,800	279,560
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	35,253	58,118
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	23,034	24,237
Xinyi Solar Holdings Ltd.	240,000	131,623
Yanzhou Coal Mining Co. Ltd., Class H	176,000	165,437
Yonghui Superstores Co. Ltd., Class A	35,293	49,887
Youngor Group Co. Ltd., Class A	36,887	50,384
Yuexiu Property Co. Ltd.	528,000	119,869
Yum China Holdings Inc.	23,848	954,159
Yuzhou Properties Co. Ltd.	88,000	40,069
YY Inc., ADR(a)	3,168	216,850
Zhaojin Mining Industry Co. Ltd., Class H	88,000	80,811
Zhejiang Longsheng Group Co. Ltd., Class A	8,800	21,032
Zhejiang Zheneng Electric Power Co. Ltd., Class A	70,400	47,318
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	17,600	50,282
Zhongjin Gold Corp. Ltd., Class A	17,600	20,562
Zhongsheng Group Holdings Ltd.	44,000	110,778
Zhuzhou CRRC Times Electric Co. Ltd., Class H	35,200	189,456
Zijin Mining Group Co. Ltd., Class A	96,800	45,376
Zijin Mining Group Co. Ltd., Class H	383,000	135,311
ZTE Corp., Class H(a)	52,848	127,123
ZTO Express Cayman Inc., ADR	21,296	384,180

		105,308,281

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India — 18.2%
Adani Ports & Special Economic Zone Ltd.	37,577	$224,520
Ambuja Cements Ltd.	41,624	137,729
Ashok Leyland Ltd.	85,734	109,303
Asian Paints Ltd.	19,976	403,382
Aurobindo Pharma Ltd.	18,832	181,696
Avenue Supermarts Ltd.(a)(b)	8,360	158,716
Axis Bank Ltd.(a)	117,496	1,362,754
Bajaj Auto Ltd.	5,632	236,452
Bajaj Finance Ltd.	11,880	591,023
Bajaj Finserv Ltd.	2,464	289,493
Bharat Forge Ltd.	13,112	87,929
Bharat Petroleum Corp. Ltd.	42,179	247,750
Bharti Airtel Ltd.	123,572	618,469
Bharti Infratel Ltd.	23,144	89,333
Bosch Ltd.	528	134,273
Britannia Industries Ltd.	3,872	162,342
Cipla Ltd./India	24,728	198,292
Coal India Ltd.	82,544	300,251
Container Corp. of India Ltd.	88	669
Dabur India Ltd.	36,696	208,488
Divi’s Laboratories Ltd.	5,456	124,658
Dr. Reddy’s Laboratories Ltd.	7,656	294,233
Eicher Motors Ltd.	616	176,318
GAIL India Ltd.	51,128	264,843
Glenmark Pharmaceuticals Ltd.	9,944	77,814
Godrej Consumer Products Ltd.	23,496	231,972
Grasim Industries Ltd.	22,311	283,677
Havells India Ltd.	17,776	190,778
HCL Technologies Ltd.	36,520	572,524
Hero MotoCorp Ltd.	3,168	121,838
Hindalco Industries Ltd.	80,872	228,605
Hindustan Petroleum Corp. Ltd.	42,768	198,985
Hindustan Unilever Ltd.	43,472	1,115,630
Housing Development Finance Corp. Ltd.	106,162	3,324,872
ICICI Bank Ltd.	157,168	955,530
ICICI Lombard General Insurance Co. Ltd.(b)	7,492	126,477
Indiabulls Housing Finance Ltd.	18,480	208,569
Indian Oil Corp. Ltd.	110,264	261,930
Infosys Ltd.	226,877	2,401,715
InterGlobe Aviation Ltd.(b)	6,512	156,635
ITC Ltd.	222,245	888,294
JSW Steel Ltd.	57,154	222,822
Larsen & Toubro Ltd.	32,120	717,859
LIC Housing Finance Ltd.	20,592	165,052
Lupin Ltd.	15,224	162,865
Mahindra & Mahindra Financial Services Ltd.	21,561	130,450
Mahindra & Mahindra Ltd.	49,280	457,541
Marico Ltd.	12,936	69,041
Maruti Suzuki India Ltd.	7,128	702,646
Motherson Sumi Systems Ltd.	67,542	111,793
Nestle India Ltd.	1,584	261,338
NTPC Ltd.	145,157	277,541
Oil & Natural Gas Corp. Ltd.	147,076	362,882
Page Industries Ltd.	88	24,948
Petronet LNG Ltd.	39,424	139,755
Pidilite Industries Ltd.	7,128	131,905
Piramal Enterprises Ltd.	5,810	185,322
Power Grid Corp. of India Ltd.	109,912	298,550
REC Ltd.	45,408	94,183
Reliance Industries Ltd.	185,167	3,534,158

Security	Shares	Value

India (continued)
Shree Cement Ltd.	616	$191,088
Shriram Transport Finance Co. Ltd.	9,856	164,660
State Bank of India(a)	119,944	606,680
Sun Pharmaceutical Industries Ltd.	56,408	331,732
Tata Consultancy Services Ltd.	58,369	1,839,692
Tata Motors Ltd.(a)	101,024	250,200
Tata Steel Ltd.	24,024	168,327
Tech Mahindra Ltd.	31,064	338,916
Titan Co. Ltd.	20,592	365,133
UltraTech Cement Ltd.	6,248	426,755
United Spirits Ltd.(a)	20,680	164,407
UPL Ltd.	24,102	345,477
Vedanta Ltd.	85,272	196,444
Vodafone Idea Ltd.(a)	512,372	102,561
Wipro Ltd.	78,309	321,815
Yes Bank Ltd.	114,752	243,364
Zee Entertainment Enterprises Ltd.	32,560	167,002

		32,223,665

Russia — 7.5%
Alrosa PJSC	157,520	213,158
Gazprom PJSC	657,364	2,170,652
Gazprom PJSC, ADR	24,552	161,307
Inter RAO UES PJSC	2,376,000	146,409
LUKOIL PJSC	24,771	2,003,431
LUKOIL PJSC, ADR	1,936	155,964
Magnit PJSC, GDR(e)	22,000	307,670
Magnitogorsk Iron & Steel Works PJSC	202,400	138,747
MMC Norilsk Nickel PJSC	4,048	852,463
Mobile TeleSystems PJSC, ADR	32,384	253,243
Moscow Exchange MICEX-RTS PJSC	72,160	93,882
Novatek PJSC, GDR(e)	5,984	1,226,720
Novolipetsk Steel PJSC	77,440	204,854
PhosAgro PJSC, GDR(e)	9,944	127,979
Polymetal International PLC, New	11,704	125,860
Polyus PJSC	1,456	115,568
Rosneft Oil Co. PJSC	64,172	426,557
Rosneft Oil Co. PJSC, GDR(e)	9,152	60,989
Sberbank of Russia PJSC	696,960	2,495,484
Severstal PJSC	14,960	238,014
Surgutneftegas PJSC	510,010	195,263
Tatneft PJSC	102,083	1,172,976
VTB Bank PJSC	226,166,001	127,437
X5 Retail Group NV, GDR(e)	7,568	223,353

		13,237,980

Total Common Stocks — 94.2% (Cost: $173,858,491)		167,020,170

Preferred Stocks

Brazil — 5.3%
Banco Bradesco SA, Preference Shares, NVS	255,202	2,412,244
Braskem SA, Class A, Preference Shares, NVS	17,600	192,348
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	8,882	80,937
Cia. Brasileira de Distribuicao, Preference Shares, NVS	9,156	203,989
Cia. Energetica de Minas Gerais, Preference Shares, NVS	61,687	232,603
Gerdau SA, Preference Shares, NVS	70,400	249,450
Itau Unibanco Holding SA, Preference Shares, NVS	316,856	2,833,119

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Itausa-Investimentos Itau SA, Preference Shares, NVS	290,444	$919,324
Lojas Americanas SA, Preference Shares, NVS	52,904	218,136
Petroleo Brasileiro SA, Preference Shares, NVS	272,814	1,780,706
Telefonica Brasil SA, Preference Shares, NVS	26,464	324,851

		9,447,707

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	387,200	240,524

Total Preferred Stocks — 5.4% (Cost: $6,017,928)		9,688,231

Rights

China — 0.0%
Legend Holdings Corp. (Expires 07/04/19)(a)	2,030	—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	11,566,187	11,570,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	92,799	92,799

		11,663,613

Total Short-Term Investments — 6.6% (Cost: $11,663,289)		11,663,613

Total Investments in Securities — 106.2% (Cost: $191,539,708)		188,372,014

Other Assets, Less Liabilities — (6.2)%		(11,017,453)

Net Assets — 100.0%		$177,354,561

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,027,232	8,538,955	11,566,187	$11,570,814	$47,078	(a)	$1,192	$(372)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	92,799	92,799	92,799	5,514		—	—

				$11,663,613	$52,592		$1,192	$(372)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI BRIC ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$167,018,825	$—		$1,345	$167,020,170
Preferred Stocks	9,688,231	—		—	9,688,231
Rights	—	0	(a)	—	0	(a)
Money Market Funds	11,663,613	—		—	11,663,613

	$188,370,669	$0	(a)	$1,345	$188,372,014

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares